DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF THE PLAN
The following brief description of the Rockwell Automation 1165(e) Plan (the Plan) is provided for general information purposes only. Participants should refer to the Summary Plan Description and Plan document for more complete information.
a.General - The Plan is a defined contribution savings plan sponsored by Rockwell Automation, Inc. (Rockwell Automation). The Rockwell Automation Employee Benefit Plan Committee and the Plan Administrator control and manage the operation, administration, and oversight of the Plan. Banco Popular de Puerto Rico (the Trustee) is the trustee of the Plan. Fidelity Management Trust Company and its affiliates (Fidelity) has custody of the Plan’s assets and manages the assets along with several other investment managers. Fidelity is the trustee of the Rockwell Automation, Inc. Defined Contribution Master Trust (the Master Trust). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
Participants in the Plan may invest in a suite of lifecycle commingled pools and core investment options. In addition, the Rockwell Automation Stock Fund was available in 2025 and 2024, and is specific to the Master Trust.
b.Participation - The Plan provides that eligible employees electing to become participants may contribute up to a maximum of 50% of base compensation, as defined in the Plan document. However, contributions by highly compensated participants are limited to 16% of the participant’s base compensation. Participant contributions can be made either before or after Puerto Rico taxation of a participant’s base compensation, but after-tax contributions are limited to 10% of base compensation.
Newly hired employees are automatically enrolled at a 3% pre-tax contribution rate after 30 days of employment.
Rockwell Automation contributes an amount equal to 50% of the first 7% of base compensation contributed by the participants. All matching contributions are directed by the participant's investment elections.
c.Investment Elections - Participants may contribute to any or all of the funds that are available for investments in 1% increments. Participants may change such investment elections on a daily basis. If a participant does not have an investment election on file, contributions are made to one of the lifecycle commingled pools, based on the participant’s projected retirement date.
d.Unit Values - Participants do not own specific securities or other assets in the various funds, but have an interest therein represented by units valued as of the end of each business day. However, voting rights are extended to participants in proportion to their interest in each stock fund and each mutual fund, as represented by common units. Participants’ accounts are charged or credited for Plan earnings or losses from investments, as the case may be, with the number of units properly attributable to each participant.
e.Vesting - Each participant is fully vested at all times in the portion of the participant’s account that relates to the participant’s contributions and earnings thereon. Rockwell Automation’s matching contributions and earnings on those employer contributions are 100% vested after the participant has completed three years of vesting service, attains the age of 65, or dies while an employee of Rockwell Automation, as defined in the Plan document.
f.Notes Receivable from Participants - A participant may obtain a loan in an amount as defined in the Plan document (not less than $1,000 and not greater than the lower of $50,000, reduced by the participant’s highest outstanding loan balance during the 12 month period before the date of the loans, or 50% of the participant’s vested account balance less any outstanding loans) from the balance of the participant’s account. Loans are secured by the remaining balance in the participant’s account. Interest is charged at a rate equal to the prime rate plus 1% as of the last day of the month before the loan is requested. The loans can be repaid through payroll deductions over terms of 12, 24, 36, 48, or 60 months, or up to 120 months for the purchase of a primary residence, or repaid in full at any time. Payments of principal and interest are credited to the participant’s account. Participants may have up to two outstanding loans at any time from the Plan.
g.Forfeitures - When terminations of employment occur, the nonvested portion of the participant’s account in the Plan represents a forfeiture, as defined in the Plan document. Forfeitures remain in the Plan and subsequently are used to reduce Rockwell Automation’s contributions to the Plan in accordance with ERISA. However, if the participant is re-employed with Rockwell Automation and fulfills certain requirements, as defined in the Plan document, the participant’s account will be restored. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $8,720 and $11,950, respectively. During the years ended December 31, 2025 and 2024, forfeitures applied to offset plan expenses totaled $11,608 and $0, respectively.
h.Plan Termination - Although Rockwell Automation has not expressed any current intent to terminate the Plan, Rockwell Automation has the authority to terminate or modify the Plan and to suspend contributions to the Plan in accordance with ERISA. If the Plan is terminated, each participant’s employer contribution account will be fully vested. Benefits under the Plan will be provided solely from Plan assets.
i.Withdrawals and Distributions - Active participants may withdraw certain amounts up to their entire vested interest when the participant attains the age of 59-1/2. Active participants may also withdraw certain amounts when financial hardship is demonstrated and may withdraw after-tax contributions at any time. Participant vested amounts are payable upon retirement, death, or other termination of employment. In response to natural disasters in Puerto Rico, the Plan allows participants to receive disaster relief distributions. The first $100,000 of distribution may be eligible for special tax treatment under the Puerto Rico Internal Revenue Code.
j.Expenses - A majority of the Plan fees and expenses, including fees and expenses associated with the provision of administrative services by external service providers, are paid from the Plan assets with the remainder being paid by Rockwell Automation. Expenses that are paid by Rockwell Automation are excluded from these financial statements.